Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2016
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,498	$2,498	$—	$—
U.S. Government agency securities	—	—	—	—
U.S. Government agency mortgage-backed securities	244,544	—	244,544	—
Other mortgage-backed securities	114	—	114	—
Trust preferred securities	9,851	—	—	9,851
Collateralized loan obligations	37,319	—	37,319	—
Other securities	1,360	1,360	—	—
Hedged commercial loans	1,634	—	1,634	—
Interest rate swaps	2,077	—	2,077	—
Liabilities:
Fair value interest rate swaps	165	—	165	—
Interest rate swaps	2,087	—	2,087	—
December 31, 2015
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,484	$2,484	$—	$—
U.S. Government agency securities	4,902	—	4,902	—
U.S. Government agency mortgage-backed securities	205,512	—	205,512	—
Other mortgage-backed securities	182	—	182	—
Trust preferred securities	10,174	—	—	10,174
Collateralized loan obligations	58,996	—	58,996	—
Other securities	625	625	—	—
Hedged commercial loans	5,924	—	5,924	—
Interest rate swaps	5,611	—	5,611	—
Liabilities:
Fair value interest rate swaps	351	—	351	—
Interest rate swaps	5,649	—	5,649	—

Summary of Assets Measured at Fair Value on Non Recurring Basis

At December 31, 2016 and 2015, these assets were valued in accordance with GAAP, and except for impaired loans and real estate owned included in the following table, did not require fair value disclosure under the provisions of FASB ASC 820. The related changes in fair value for the years ended December 31, 2016 and 2015 are as follows:

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes
	Total	Level 1	Level 2	Level 3	in Net Assets
December 31, 2016
Assets:
Impaired loans	$799	$—	$—	$799	$(65)
December 31, 2015
Assets:
Impaired loans	$1,161	$—	$—	$1,161	$(64)
Real estate owned	281	—	—	281	(56)

Valuation Methods for Determining Fair Value of Impairment Loans

The following table summarizes the Company’s appraisal approach based upon loan category.

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal
Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal
Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000	Automated valuation model or Summary form appraisal
Loans $250,000 or greater	Summary form appraisal

Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

December 31,	2016		2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$19,645	$19,645	$21,836	$21,836
Interest-earning bank balances	114,563	114,563	182,479	182,479
Restricted cash	5,000	5,000	5,000	5,000
Investment securities available for sale	295,686	295,686	282,875	282,875
Investment securities held to maturity	250	250	250	250
Loans receivable, net	1,592,743	1,575,818	1,524,577	1,460,080
Hedged commercial loans (1)	1,634	1,634	5,924	5,924
Restricted equity investments	15,791	15,791	15,733	15,733
Interest rate swaps	2,077	2,077	5,611	5,611
Liabilities:
Demand deposits	1,095,012	1,070,680	1,186,348	1,166,898
Savings deposits	241,754	235,216	221,620	213,498
Time deposits	404,597	412,903	338,134	339,294
Advances from FHLBNY	85,416	85,703	85,607	85,790
Junior subordinated debentures	92,786	64,282	92,786	63,520
Fair value interest rate swaps	165	165	351	351
Interest rate swaps	2,087	2,087	5,649	5,649

(1)

Includes positive market value adjustment of $165 thousand and $351 thousand at December 31, 2016 and December 31, 2015, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Investment Securities [Member]
Summary of Level 3 Fair Value Measurement Activity

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2016 and 2015:

For the Years Ended December 31,	2016	2015
Balance, beginning of year	$10,175	$9,410
Total gains (losses), realized/unrealized:
Included in earnings	5	3
Included in accumulated other comprehensive income	(329)	762
Purchases	—	—
Maturities	—	—
Prepayments	—	—
Calls	—	—
Transfers out of Level 3	—	—
Balance, end of year	$9,851	$10,175